UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21897

Manager Directed Portfolios
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Douglas J. Neilson, President
Manager Directed Portfolios
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 287-3101
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2018

Date of reporting period:  December 31, 2017

Item 1. Reports to Stockholders.

Hood River Small-Cap Growth Fund

Semi-Annual Report
December 31, 2017

Hood River Small-Cap Growth Fund

Table of Contents

Sector Allocation of Portfolio Assets	3
Schedule of Investments	4
Statement of Assets and Liabilities	11
Statement of Operations	13
Statements of Changes in Net Assets	14
Financial Highlights	16
Notes to the Financial Statements	19
Expense Example	30
Notice to Shareholders	32
Privacy Notice	33

Hood River Small-Cap Growth Fund

SECTOR ALLOCATION OF PORTFOLIO ASSETS
at December 31, 2017 (Unaudited)

Percentages represent market value as a percentage of net assets.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS
at December 31, 2017 (Unaudited)

COMMON STOCKS – 97.1%	Shares	Value

CONSUMER DISCRETIONARY – 9.4%

Auto Components – 1.3%
LCI Industries	29,595	$3,847,350

Diversified Consumer Services – 2.0%
Chegg, Inc. (a)	183,469	2,994,214
Grand Canyon Education, Inc. (a)	33,483	2,997,733
		5,991,947

Hotels, Restaurants & Leisure – 3.9%
Eldorado Resorts, Inc. (a)	259,867	8,614,591
Red Robin Gourmet Burgers, Inc. (a)	51,021	2,877,585
		11,492,176

Leisure Products – 1.3%
Malibu Boats, Inc. (a)	73,953	2,198,623
MCBC Holdings, Inc. (a)	74,025	1,644,835
		3,843,458

Specialty Retail – 0.9%
The Children’s Place, Inc.	17,469	2,539,119

TOTAL CONSUMER DISCRETIONARY
(Cost $20,958,914)		27,714,050

CONSUMER STAPLES – 1.1%

Food & Staples Retailing – 1.1%
United Natural Foods, Inc. (a)	68,004	3,350,557
TOTAL CONSUMER STAPLES
(Cost $2,971,387)		3,350,557

ENERGY – 1.2%

Energy Equipment & Services – 1.2%
Patterson-UTI Energy, Inc.	156,464	3,600,237
TOTAL ENERGY
(Cost $3,729,233)		3,600,237

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

COMMON STOCKS – 97.1% (Continued)	Shares	Value

FINANCIALS – 5.4%

Banks – 3.1%
Webster Financial Corp.	66,208	$3,718,241
Western Alliance Bancorp (a)	94,624	5,357,611
		9,075,852

Consumer Finance – 1.1%
FirstCash, Inc.	46,828	3,158,549

Insurance – 1.2%
Kinsale Capital Group, Inc.	79,134	3,561,030
TOTAL FINANCIALS
(Cost $12,643,575)		15,795,431

HEALTH CARE – 24.3%

Biotechnology – 3.2%
Agios Pharmaceuticals, Inc. (a)	21,054	1,203,657
Ligand Pharmaceuticals, Inc. (a)	29,175	3,994,933
MacroGenics, Inc. (a)	101,980	1,937,620
Prothena Corp. PLC (a)(c)(f)	34,325	1,286,844
Ultragenyx Pharmaceutical, Inc. (a)	19,494	904,132
		9,327,186

Health Care Providers & Services – 11.5%
AMN Healthcare Services, Inc. (a)	33,725	1,660,956
BioTelemetry, Inc. (a)	201,158	6,014,624
LHC Group, Inc. (a)	15,763	965,484
Magellan Health, Inc. (a)	92,870	8,966,599
Select Medical Holdings Corp. (a)(f)	406,493	7,174,601
Tivity Health, Inc. (a)	188,705	6,897,168
WellCare Health Plans, Inc. (a)	11,715	2,356,004
		34,035,436

Health Care Technology – 4.3%
Tabula Rasa HealthCare, Inc. (a)	148,749	4,172,409
Teladoc, Inc. (a)(f)	205,528	7,162,651
Vocera Communications, Inc. (a)	46,832	1,415,263
		12,750,323

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

COMMON STOCKS – 97.1% (Continued)	Shares	Value

HEALTH CARE – 24.3% (Continued)

Life Sciences Tools & Services – 4.4%
Charles River Laboratories International, Inc. (a)	41,749	$4,569,428
PRA Health Sciences, Inc. (a)	93,374	8,503,570
		13,072,998

Pharmaceuticals – 0.9%
Catalent, Inc. (a)	65,065	2,672,870
TOTAL HEALTH CARE
(Cost $59,048,598)		71,858,813

INDUSTRIALS – 25.6%

Aerospace & Defense – 1.0%
Hexcel Corp.	45,339	2,804,217

Air Freight & Logistics – 0.5%
Echo Global Logistics, Inc. (a)(f)	54,716	1,532,048

Building Products – 1.6%
Patrick Industries, Inc. (a)	41,062	2,851,756
PGT Innovations, Inc. (a)	106,895	1,801,181
		4,652,937

Commercial Services & Supplies – 0.6%
The Brink’s Co.	23,486	1,848,348

Construction & Engineering – 4.1%
MasTec, Inc. (a)	177,420	8,684,709
Quanta Services, Inc. (a)	87,747	3,431,785
		12,116,494

Electrical Equipment – 1.8%
Energous Corp. (a)(f)	278,585	5,418,478

Machinery – 3.7%
AGCO Corp.	28,463	2,033,112
Chart Industries, Inc. (a)	5,101	239,033
Harsco Corp. (a)	302,117	5,634,482

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

COMMON STOCKS – 97.1% (Continued)	Shares	Value

INDUSTRIALS – 25.6% (Continued)

Machinery – 3.7% (Continued)
Westport Fuel Systems, Inc. (a)(c)	831,497	$3,126,429
		11,033,056

Professional Services – 2.8%
Korn/Ferry International	71,048	2,939,966
On Assignment, Inc. (a)	38,175	2,453,507
TrueBlue, Inc. (a)	100,393	2,760,808
		8,154,281

Road & Rail – 5.4%
Knight-Swift Transportation Holdings, Inc.	202,039	8,833,145
Old Dominion Freight Line, Inc.	53,353	7,018,587
		15,851,732

Trading Companies & Distributors – 4.1%
Beacon Roofing Supply, Inc. (a)	80,747	5,148,429
DXP Enterprises, Inc. (a)	83,337	2,464,275
H&E Equipment Services, Inc.	56,866	2,311,603
Herc Holdings, Inc. (a)	35,228	2,205,625
		12,129,932

TOTAL INDUSTRIALS
(Cost $58,334,895)		75,541,523

INFORMATION TECHNOLOGY – 25.0%

Communications Equipment – 4.8%
Finisar Corp. (a)	76,672	1,560,275
Lumentum Holdings, Inc. (a)(f)	121,106	5,922,084
Silicom Ltd. (c)	17,464	1,224,401
ViaSat, Inc. (a)(f)	73,811	5,524,753
		14,231,513

Electronic Equipment, Instruments & Components – 4.3%
Coherent, Inc. (a)	32,477	9,165,659
Orbotech Ltd. (a)(c)	68,755	3,454,251
		12,619,910

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

COMMON STOCKS – 97.1% (Continued)	Shares	Value

INFORMATION TECHNOLOGY – 25.0% (Continued)

Internet Software & Services – 4.3%
Appfolio, Inc. (a)	27,150	$1,126,725
CoStar Group, Inc. (a)	13,288	3,945,871
Five9, Inc. (a)	68,275	1,698,682
Limelight Networks, Inc. (a)	568,731	2,508,104
LogMeIn, Inc.	22,721	2,601,554
TrueCar, Inc. (a)	83,374	933,789
		12,814,725

Semiconductors & Semiconductor Equipment – 8.2%
Advanced Micro Devices, Inc. (a)(f)	303,639	3,121,409
Axcelis Technologies, Inc. (a)	55,167	1,583,293
AXT, Inc. (a)	228,499	1,987,941
FormFactor, Inc. (a)	262,892	4,114,260
Integrated Device Technology, Inc. (a)	121,708	3,618,379
MagnaChip Semiconductor Corp. (a)(f)	338,945	3,372,503
MKS Instruments, Inc.	29,845	2,820,352
Nanometrics, Inc. (a)	139,814	3,484,165
		24,102,302

Software – 3.4%
Bottomline Technologies de, Inc. (a)	86,445	2,997,912
Digimarc Corp. (a)(f)	41,318	1,493,646
Everbridge, Inc. (a)	82,469	2,450,979
Globant SA (a)(c)(f)	63,517	2,951,000
		9,893,537

TOTAL INFORMATION TECHNOLOGY
(Cost $60,993,856)		73,661,987

MATERIALS – 3.1%

Chemicals – 1.4%
Trinseo SA (c)	56,794	4,123,244

Construction Materials – 1.0%
US Concrete, Inc. (a)	35,410	2,962,047

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

COMMON STOCKS – 97.1% (Continued)	Shares	Value

MATERIALS – 3.1% (Continued)

Metals & Mining – 0.7%
Century Aluminum Co. (a)	105,039	$2,062,966
TOTAL MATERIALS
(Cost $8,171,597)		9,148,257

TELECOMMUNICATION SERVICES – 2.0%

Diversified Telecommunication Services – 0.5%
ORBCOMM, Inc. (a)	157,582	1,604,185

Wireless Telecommunication Services – 1.5%
Boingo Wireless, Inc. (a)	195,183	4,391,617

TOTAL TELECOMMUNICATION SERVICES
(Cost $4,396,927)		5,995,802

TOTAL COMMON STOCKS
(Cost $231,248,982)		286,666,657

REITS – 0.7%

Tier REIT, Inc.	96,043	1,958,317
TOTAL REITS
(Cost $1,688,479)		1,958,317

RIGHTS – 0.0%

Dyax Corp. – Contingent Value Rights (a)(d)(e)	26,407	0
TOTAL RIGHTS
(Cost $0)		0

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

SCHEDULE OF INVESTMENTS (Continued)
at December 31, 2017 (Unaudited)

SHORT-TERM INVESTMENTS – 2.0%	Shares	Value

MONEY MARKET FUNDS – 2.0%
First American Treasury Obligations Fund –
Class Z, 1.18% (b)	5,884,958	$5,884,958

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,884,958)		5,884,958

INVESTMENTS PURCHASED WITH CASH
PROCEEDS FROM SECURITIES LENDING – 11.5%

First American Government Obligations Fund –
Class Z, 1.14% (b)	34,128,301	34,128,301
TOTAL INVESTMENTS PURCHASED WITH
CASH PROCEEDS FROM SECURITIES LENDING
(Cost 34,128,301)		34,128,301
TOTAL INVESTMENTS
(Cost $272,950,720) – 111.3%		328,638,233
Liabilities in Excess of Other Assets – (11.3)%		(33,471,185)
TOTAL NET ASSETS – 100.0%		$295,167,048

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the fund’s 7-day yield as of December 31, 2017.
(c)	U.S. traded security of a foreign issuer or corporation.
(d)	Illiquid security; a security may be considered illiquid if it lacks a readily available market. As of December 31, 2017, the value of these securities was $0 or 0.0% of total net assets.
(e)	Security valued at fair value using methods determined in good faith by or at the discretion of members of the Valuation Committee.
(f)
This security or a portion of this security was out on loan at December 31, 2017.  As of December 31, 2017, the total value of loaned securities was $29,684,140 or 10.1% of net assets. The remaining contractual maturity of all the securities lending transactions is overnight and continuous.

REIT   Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Hood River Capital Management LLC.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES
at December 31, 2017 (Unaudited)

Assets:
Investments at value*
(Including securities on loan valued at $34,128,301)	$328,638,233
Receivables:
Securities sold	1,868,335
Fund shares sold	1,141,143
Dividends and interest	20,599
Securities lending	54,179
Prepaid expenses	24,831
Total assets	331,747,320

Liabilities:
Payables:
Payable upon return of securities loaned	34,128,301
Securities purchased	1,560,290
Fund shares redeemed	564,026
Advisory fee	185,480
Administration and accounting fees	42,078
Distribution fees	6,426
Service fees	53,579
Reports to shareholders	5,456
Compliance expense	2,043
Custody fees	5,217
Trustee fees	1,618
Transfer agent fees and expenses	15,314
Other accrued expenses	10,443
Total liabilities	36,580,272

Net assets	$295,167,048
Net assets consist of:
Capital stock	$243,657,104
Accumulated net investment loss	(809,516)
Accumulated net realized loss on investments	(3,368,053)
Net unrealized appreciation on investments	55,687,513
Net assets	$295,167,048
* Investments at cost	$272,950,720

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENT OF ASSETS AND LIABILITIES (Continued)
at December 31, 2017 (Unaudited)

Investor Shares:
Net assets applicable to outstanding Investor Shares	$10,453,370
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	278,082
Net asset value, offering price and redemption price per share	$37.59

Institutional Shares:
Net assets applicable to outstanding Institutional Shares	$247,755,958
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	6,560,108
Net asset value, offering price and redemption price per share	$37.77

Retirement Shares:
Net assets applicable to outstanding Retirement Shares	$36,957,720
Shares issued (Unlimited number of beneficial
interest authorized, $0.01 par value)	977,866
Net asset value, offering price and redemption price per share	$37.79

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENT OF OPERATIONS
For the Six Months Ended December 31, 2017 (Unaudited)

Investment income:
Dividends	$236,594
Interest	36,425
Securities lending income	333,659
Total investment income	606,678

Expenses:
Advisory fees (Note 4)	1,201,445
Administration and accounting fees (Note 4)	123,900
Distribution fees (Note 5)
Distribution fees – Investor Shares	8,371
Service fees (Note 6)
Service fees – Investor Shares	2,648
Service fees – Institutional Shares	83,662
Transfer agent fees and expenses	49,262
Federal and state registration fees	30,820
Audit fees	9,577
Compliance expense	6,050
Legal fees	6,050
Reports to shareholders	2,060
Trustees’ fees and expenses	4,789
Custody fees	18,444
Other	4,992
Total expenses before reimbursement from advisor	1,552,070
Expense reimbursement from advisor (Note 4)	(135,876)
Net expenses	1,416,194
Net investment loss	(809,516)

Realized and unrealized gain (loss) on investments:
Net realized loss on investments	(719,250)
Net change in unrealized appreciation on investments	17,276,275
Net realized and unrealized gain on investments	16,557,025
Net increase in net assets resulting from operations	$15,747,509

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
Operations:
Net investment loss	$(809,516)	$(1,355,335)
Net realized gain (loss) on investments	(719,250)	26,488,780
Net change in unrealized appreciation on investments	17,276,275	25,563,974
Net increase in net assets
resulting from operations	15,747,509	50,697,419

Distributions to shareholders from:
Net realized gains
Investor shares	(661,223)	—
Institutional shares	(15,682,453)	—
Retirement shares	(2,363,953)	—
Total distributions	(18,707,629)	—

Capital share transactions:
Proceeds from shares sold
Investor shares	9,553,845	1,479,131
Institutional shares	37,080,744	77,833,323
Retirement shares	16,969,696	20,462,706
Proceeds from shares issued to
holders in reinvestment of dividends
Investor shares	660,606	—
Institutional shares	14,434,982	—
Retirement shares	2,363,953	—
Cost of shares redeemed
Investor shares	(966,550)	(326,794)
Institutional shares	(17,747,329)	(45,069,023)
Retirement shares	(2,561,233)	(127,967)
Redemption fees retained
Investor shares	1,460	1,044
Institutional shares	4,475	4,267
Retirement shares	743	—
Net increase in net assets from
capital share transactions	59,795,392	54,256,687
Total increase in net assets	56,835,272	104,954,106
Net Assets:
Beginning of period	238,331,776	133,377,670
End of period	$295,167,048	$238,331,776
Accumulated net investment income (loss)	$(809,516)	$—

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Six Months Ended
	December 31, 2017	Year Ended
	(Unaudited)	June 30, 2017
Changes in Shares Outstanding:
Shares sold
Investor shares	248,245	44,796
Institutional shares	963,564	2,292,788
Retirement shares	435,557	547,651
Proceeds from shares issued to
holders in reinvestment of dividends
Investor shares	18,199	—
Institutional shares	395,804	—
Retirement shares	64,783	—
Shares redeemed
Investor shares	(25,194)	(9,335)
Institutional shares	(461,217)	(1,339,117)
Retirement shares	(66,759)	(3,366)
Net increase in shares outstanding	1,572,982	1,533,417

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period

Investor Shares

	Six Months			July 7,
	Ended		Year	2015
	December 31,		Ended	through
	2017		June 30,	June 30,
	(Unaudited)		2017	2016	*
Net Asset Value – Beginning of Period	$38.04		$28.25	$33.18

Income from Investment Operations:
Net investment loss[1]	(0.18)		(0.36)	(0.19)
Net realized and unrealized
gain (loss) on investments	2.27		10.10	(3.05)
Total from investment operations	2.09		9.74	(3.24)

Less Distributions:
Distributions from net realized gains	(2.54)		—	(1.69)
Total distributions	(2.54)		—	(1.69)

Redemption Fees	—	[2]	0.05	—	[2]

Net Asset Value – End of Period	$37.59		$38.04	$28.25

Total Return	5.75	%^	34.65%	(9.96	)%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$10,453		$1,401	$39
Ratio of operating expenses
to average net assets:
Before Reimbursements	1.43	%+	1.48%	1.65	%+
After Reimbursements	1.32	%+	1.33%	1.34	%+
Ratio of net investment loss
to average net assets:
Before Reimbursements	(1.01	)%+	(1.19)%	(0.99	)%+
After Reimbursements	(0.90	)%+	(1.04)%	(0.68	)%+
Portfolio turnover rate	45	%^	134%	170%[3]

*	Operations commenced for the Investor Shares on July 7, 2015.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Institutional Shares

	Six Months
	Ended		Year	Year	Year	Year	Year
	December 31,		Ended	Ended	Ended	Ended	Ended
	2017		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2017	2016	2015	2014	2013
Net Asset Value –
Beginning of Period	$38.18		$28.32	$33.43	$29.09	$23.31	$17.72

Income from
Investment Operations:
Net investment loss[1]	(0.12)		(0.26)	(0.13)	(0.24)	(0.22)	(0.12)
Net realized and
unrealized gain (loss)
on investments	2.25		10.12	(3.29)	4.58	6.00	5.71
Total from
investment operations	2.13		9.86	(3.42)	4.34	5.78	5.59

Less Distributions:
Distributions from net
realized gains	(2.54)		—	(1.69)	—	—	—
Total distributions	(2.54)		—	(1.69)	—	—	—

Redemption Fees	—	[2]	— [2]	— [2]	— [2]	— [2]	— [2]

Net Asset Value –
End of Period	$37.77		$38.18	$28.32	$33.43	$29.09	$23.31

Total Return	5.83	%^	34.82%	(10.41)%	14.92%	24.80%	31.55%

Ratios and
Supplemental Data:
Net assets, end of
period (thousands)	$247,756		$216,147	$133,339	$97,315	$83,966	$59,893
Ratio of operating
expenses to average
net assets:
Before Reimbursements	1.16	%+	1.22%	1.40%	1.45%	1.48%	1.59%
After Reimbursements	1.06	%+	1.08%	1.09%	1.20%	1.25%	1.25%
Ratio of net investment loss
to average net assets:
Before Reimbursements	(0.71	)%+	(0.91)%	(0.75)%	(1.04)%	(1.05)%	(0.92)%
After Reimbursements	(0.61	)%+	(0.77)%	(0.44)%	(0.79)%	(0.82)%	(0.58)%
Portfolio turnover rate	45	%^	134%	170%	142%	115%	119%

+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period

Retirement Shares

	Six Months		March 3,
	Ended		2017
	December 31,		through
	2017		June 30,
	(Unaudited)		2017	*
Net Asset Value – Beginning of Period	$38.19		$35.31

Income from Investment Operations:
Net investment loss[1]	(0.11)		(0.11)
Net realized and unrealized gain on investments	2.25		2.99
Total from investment operations	2.14		2.88

Less Distributions:
Distributions from net realized gains	(2.54)		—
Total distributions	(2.54)		—

Redemption Fees	—	[2]	—	[2]

Net Asset Value – End of Period	$37.79		$38.19

Total Return	5.86	%^	8.16	%^

Ratios and Supplemental Data:
Net assets, end of period (thousands)	$36,957		$20,784
Ratio of operating expenses to average net assets:
Before Reimbursements	1.10	%+	1.17	%+
After Reimbursements	0.99	%+	0.99	%+
Ratio of net investment loss to average net assets:
Before Reimbursements	(0.65	)%+	(1.11	)%+
After Reimbursements	(0.54	)%+	(0.93	)%+
Portfolio turnover rate	45	%^	134%[3]

*	Operations commenced for the Retirement Shares on March 3, 2017.
+	Annualized
^	Not Annualized
[1]	The net investment loss per share was calculated using the average shares outstanding method.
[2]	Amount is less than $0.01.
[3]	Portfolio turnover was calculated on the basis of the Fund as a whole. The rate presented represents portfolio turnover for the entire fiscal year.

The accompanying notes are an integral part of these financial statements.

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS
at December 31, 2017 (Unaudited)

NOTE 1 – ORGANIZATION

The Hood River Small-Cap Growth Fund (formerly, the Roxbury/Hood River Small-Cap Growth Fund) (the “Small-Cap Growth Fund” or the “Fund”) is a series of Manager Directed Portfolios (formerly, The Roxbury Funds) (the “Trust”). The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end investment management company and was organized as a Delaware statutory trust on April 4, 2006. The investment objective of the Fund is long-term growth of capital.  The Fund’s Institutional Shares commenced operations on January 2, 2003. The Fund’s Investor Shares commenced operations on July 7, 2015. The Fund’s Retirement Shares commenced operations as a new share class of the Fund on March 3, 2017. Each class of shares differs principally in its respective distribution or shareholder servicing expenses.  Each class of shares has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund.  These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in Note 3.

B.
Federal Income Taxes:  It is the Fund’s policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders.  Therefore, no federal income or excise tax provisions are required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions to be taken or expected to be taken on a tax return.  The tax returns for the Fund for the prior three fiscal years are open for examination.  The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Delaware.

C.
Securities Transactions, Income and Distributions:  Securities transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost.  Interest income is recorded on an accrual basis.  Dividend income and distributions to shareholders are recorded on

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all of its net investment income, if any, and net realized capital gains, if any, annually.  Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes.  The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations, which differ from GAAP.  To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax treatment.

Investment income, expenses (other than those specific to the class of shares), and realized and unrealized gains and losses on investments are allocated to the separate classes of the Fund’s shares based upon their relative net assets on the date income is earned or expensed and realized and unrealized gains and losses are incurred.

The Fund is charged for those expenses that are directly attributable to it, such as investment advisory, custody and transfer agent fees.  Expenses that are not attributable to the Fund are typically allocated among the funds in the Trust proportionately based on allocation methods approved by the Board of Trustees (the “Board”).  Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Use of Estimates:  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period.  Actual results could differ from those estimates.

E.
Redemption Fees:  Each share class of the Hood River Small-Cap Growth Fund charges a 1% redemption fee to most shareholders who redeem shares held for 60 days or less.  Such fees are retained by the Fund and accounted for as an addition to paid-in capital.

F.
Reclassification of Capital Accounts:  GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the most recent fiscal year end, the Fund made the following permanent tax adjustments on the Statement of Assets and Liabilities:

	Accumulated	Accumulated
	Net Investment	Net Realized	Capital
	Income	Gain	Stock
Small-Cap Growth Fund	$1,866,013	$(1,866,013)	$—

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

G.
Events Subsequent to the Fiscal Year End:  In preparing the financial statements as of December 31, 2017, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements and had concluded that no additional disclosures are necessary.

H.
Recent Accounting Pronouncements: In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities:  Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds and real estate investment trusts (REITs), that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the mean between the bid and asked prices.  To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Registered Investment Companies:  Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.

Short-Term Debt Securities: Debt securities, including short-term debt instruments having a maturity of less than 60 days, are valued at the evaluated mean price supplied by an approved pricing service.  Pricing services may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations.  In the absence of prices from a pricing service, the securities will be priced in accordance with the procedures adopted by the Board.  Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.

The Board delegated day-to-day valuation issues to a Valuation Committee of the Trust which, as of December 31, 2017, was comprised of representatives from U.S. Bancorp Fund Services, LLC, the Fund’s administrator.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value, by following procedures approved by the Board.  These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the fair valuation hierarchy of the Small-Cap Growth Fund’s securities as of December 31, 2017:

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

	Level 1	Level 2	Level 3		Total
Common Stocks
Consumer Discretionary	$27,714,050	$—	$—		$27,714,050
Consumer Staples	3,350,557	—	—		3,350,557
Energy	3,600,237	—	—		3,600,237
Financials	15,795,431	—	—		15,795,431
Health Care	71,858,813	—	—		71,858,813
Industrials	75,541,523	—	—		75,541,523
Information Technology	73,661,987	—	—		73,661,987
Materials	9,148,257	—	—		9,148,257
Telecommunication Services	5,995,802	—	—		5,995,802
Total Common Stocks	286,666,657	—	—		286,666,657
REITs	1,958,317	—	—		1,958,317
Rights	—	—	—	*	—
Short-Term Investments	5,884,958	—	—		5,884,958
Investments Purchased with
Cash Proceeds from
Securities Lending	34,128,301	—	—		34,128,301
Total Investments in Securities	$328,638,233	$—	$—		$328,638,233

*	Rights were issued in conjunction with a corporate action.

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the six months ended December 31, 2017, the Fund recognized no transfers among levels.  There was one Level 3 security held in the Fund on December 31, 2017.

Level 3 Reconciliation Disclosure

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Investments in Securities, at Value

Balance as of June 30, 2017	$—
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in unrealized appreciation/(depreciation)	—
Purchases	—
Sales	—
Transfers in and/or out of Level 3	—
Balance as of December 31, 2017	$—	*

*	The beginning value at June 30, 2017 and ending value at December 31, 2017 were both $0.

The Level 3 investments as of December 31, 2017 represented 0.00% of net assets and did not warrant a disclosure of significant unobservable inputs.

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

For the six months ended December 31, 2017, Hood River Capital Management LLC, (the “Advisor”) provided the Fund with investment management services under an Investment Advisory Agreement.  The Advisor furnishes all investment advice, office space, and facilities, and provides most of the personnel needed by the Fund.  As compensation for its services, the Advisor was entitled to a monthly fee at an annual rate of 0.90% for the Small-Cap Growth Fund based upon the average daily net assets of the Fund.  For the six months ended December 31, 2017, the Small-Cap Growth Fund incurred $1,201,445 in advisory fees.  Advisory fees payable at December 31, 2017 for the Small-Cap Growth Fund were $185,867.

The Fund is responsible for its own operating expenses.  The Advisor has contractually agreed to waive a portion of its fees and reimburse certain expenses for the Fund to limit the total annual fund operating expenses [excluding taxes, Rule 12b-1 fees, shareholder servicing fees, extraordinary expenses, brokerage commissions, interest and acquired fund fees and expenses (collectively, “Excludable Expenses”)] do not exceed the following amounts of the average daily net assets for each class of shares:

Small-Cap Growth Fund
Investor Shares	0.99%
Institutional Shares	0.99%
Retirement Shares	0.99%

For the six months ended December 31, 2017, the Advisor reduced its fees in the amount of $135,876 for the Small-Cap Growth Fund. The waivers and reimbursements will remain in effect through December 31, 2020 unless terminated sooner by mutual agreement of the Board and Hood River.

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement.  The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals.  U.S. Bancorp Fund Services, LLC also serves as the fund accountant and transfer agent to the Fund.  Vigilant Compliance, LLC serves as the Chief Compliance Officer to the Fund.  U.S. Bank N.A., an affiliate of U.S. Bancorp Fund Services, serves as the Fund’s custodian.  For the six months ended December 31, 2017, the Fund incurred the following expenses for administration, fund accounting, transfer agency, custody and Chief Compliance Officer fees:

Administration & fund accounting	$123,900
Custody	$18,444
Transfer agency(a)	$28,121
Chief Compliance Officer	$6,050

(a) Does not include out-of-pocket expenses.

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

At December 31, 2017, the Fund had payables due to U.S. Bancorp Fund Services, LLC for administration, fund accounting, transfer agency and Chief Compliance Officer fees and to U.S. Bank N.A. for custody fees in the following amounts:

Administration & fund accounting	$42,078
Custody	$5,217
Transfer agency(a)	$9,367
Chief Compliance Officer	$2,043

(a) Does not include out-of-pocket expenses.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.  The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are employees of the Administrator and are not paid any fees by the Fund for serving in capacities.  A Trustee of the Trust is affiliated with USBFS and U.S. Bank N.A.  This same Trustee is an interested person of the Distributor.

NOTE 5 – DISTRIBUTION AGREEMENT AND PLAN

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”).  The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the average daily net assets of the Fund’s Investor Class shares.  The expenses covered by the Plan may include costs in connection with the promotion and distribution of shares and the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, and the printing and mailing of sales literature.  Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred.  For the six months ended December 31, 2017, the Small-Cap Growth Fund incurred distribution expenses on its Investor Class shares of $8,371.

NOTE 6 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder service agreement (the “Agreement”) with the Advisor that allows the Advisor to make payments to financial intermediaries and other service providers for Institutional Shares and Investor Shares shareholders in return for shareholder servicing and maintenance of Institutional Shares and Investor Shares shareholder accounts.  These shareholder servicing and maintenance fees may not exceed 0.10% per year of the Fund’s average daily net assets for Institutional Shares and Investor Shares, respectively, and may not be used to pay for any services in connection with the distribution and sale of Institutional Shares or Investor Shares.

Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund.  The services provided by such intermediaries are primarily designed to assist

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel, and assistance to the Fund in servicing such shareholders.  Services provided by such intermediaries also include the provision of support services to the Fund and include establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request.  For the six months ended December 31, 2017, the Fund incurred, under the Agreement, shareholder servicing fees as follows:

Investor Shares	$2,648
Institutional Shares	$83,662

NOTE 7 – SECURITIES TRANSACTIONS

For the six months ended December 31, 2017, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were as follows:

	Purchases	Sales
Small-Cap Growth Fund	$161,471,670	$116,151,315

There were no purchases or sales of long-term U.S. Government securities.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

As of June 30, 2017, the Fund’s most recent fiscal year, the components of accumulated earnings/(losses) on a tax basis were as follows:

Small-Cap
Growth Fund
Cost of investments(a)	$198,645,430
Gross unrealized appreciation	42,077,962
Gross unrealized depreciation	(4,330,346)
Net unrealized appreciation	37,747,616
Undistributed ordinary income	3,835,130
Undistributed long-term capital gain	12,887,318
Total distributable earnings	16,722,448
Other accumulated gains/(losses)	—
Total accumulated earnings/(losses)	$54,470,064

(a)	The difference between the book basis and tax basis net unrealized appreciation and cost is attributable primarily to wash sales.

As of June 30, 2017, the Small-Cap Growth Fund had no long-term tax basis capital losses to offset future capital gains.

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

The tax character of distributions paid during 2017 and 2016 was as follows:

	Six Months Ended	Year Ended
	December 31, 2017	June 30, 2017
Small-Cap Growth Fund
Ordinary income	$3,835,150	$—
Long-term capital gains	$14,872,479	$—

NOTE 9 – SECURITIES LENDING

The Fund participates in securities lending arrangements whereby it lends certain of its portfolio securities to brokers, dealers and financial institutions (not with individuals) in order to receive additional income and increase the rate of return of its portfolio.  U.S. Bank, N.A. serves as the Fund’s securities lending agent.

U.S. Bank, N.A. oversees the securities lending process, which includes the screening, selection and ongoing review of borrowers, monitoring the availability of securities, negotiating rebates, daily marking to market of loans, monitoring and maintaining cash collateral levels, processing securities movements and reinvesting cash collateral as directed by the Adviser.

The Fund may lend securities pursuant to agreements that require that the loans be continuously secured by collateral equal to 100% of the market value of the loaned securities.  Such collateral consists of cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities.  Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceeds one-third of the value of the Fund’s total assets taken at fair market value.  The Fund will earn interest on the investment of the cash collateral in U.S. Government securities, short-term money market instruments or such other approved vehicle.  However, the Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral.  There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities and even loss of rights in the collateral should the borrower of the securities fail financially.  However, loans are made only to borrowers deemed by the adviser to be of good standing and when, in the judgment of the adviser, the consideration that can be earned currently from such securities loans justifies the attendant risk.  Either party, upon reasonable notice to the other party, may terminate the loan.

As of December 31, 2017, the Fund had loaned securities that were collateralized by cash.  The cash collateral received was invested in securities as listed in the Fund’s Schedule of Investments.

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

The following table presents the securities out on loan for the Fund, and the collateral delivered related to those securities, as of the end of the reporting period.

Securities Lending Transactions

Investments
		Purchased	Collateral
		with Cash	Pledged
Overnight and	Asset Class	Proceeds from	(From)	Net
Continuous	out on Loan	Securities Lending	Counterparty^	Exposure
Hood River Small-
Cap Growth Fund	Common Stock	$34,128,301	$(34,128,301)	$—

The Fund paid no securities lending fees to U.S. Bank, N.A. during the period.

^
As of the end of the reporting period, the value of the collateral pledged from the counterparty exceeded the value of the securities out on loan.  Refer to the Fund’s Schedule of Investments for details on the securities out on loan.

NOTE 10 – PRINCIPAL RISKS

The following is a list of certain risks that may apply to your investment in the Fund. Further information about investment risks is available in the Fund’s Statement of Additional Information.

Market Risk:  The risk that the market value of a security may go up or down in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. Price changes may be temporary or last for extended periods.

Small Company Risk: Companies in which the Fund invests may be more vulnerable than larger companies to adverse business or economic developments. Small-cap companies may also have limited product lines, markets, or financial resources, may be dependent on relatively small or inexperienced management groups, and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid, more volatile and more difficult to value than securities of larger companies and therefore may involve greater risk than investing in large companies.

Growth Investing Risk:  An investment in a growth-oriented fund may be more volatile than the rest of the U.S. market as a whole. If the investment adviser’s assessment of a company’s prospects for earnings growth or how other investors will value the company’s earnings growth is incorrect, the stock may fail to reach the value that the adviser has placed on it. Growth stock prices tend to fluctuate more dramatically than the overall stock market.

Foreign Security Risk: Foreign investments involve risks relating to political, economic, regulatory, or social instability, military action or unrest, or diplomatic developments and may be affected by actions of foreign governments adverse to the interest of U.S. investors.

Hood River Small-Cap Growth Fund

NOTES TO FINANCIAL STATEMENTS (Continued)
at December 31, 2017 (Unaudited)

IPO Risk:  The Fund may purchase securities of companies engaged in initial public offerings (“IPOs”). The price of securities purchased in IPOs can be very volatile. The Fund’s investments in IPO shares may include the securities of “unseasoned” companies (companies with less than three years of continuous operations), which present risks considerably greater than common stocks of more established companies. These companies may be involved in new and evolving businesses and may be vulnerable to competition and changes in technology, markets and economic conditions. They may be more dependent on key managers and third parties and may have limited product lines. The effect of IPO investments on a Fund’s performance depends on a variety of factors, including the number of IPOs the Fund invests in relative to the size of the Fund, and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. When the Fund’s asset base is small, a significant portion of the Fund’s performance could be attributable to investments in IPOs because such investments would have a magnified impact on the Fund. As the Fund’s asset grow, the effect of the Fund’s investments in IPOs on the Fund’s performance probably will decline, which could reduce the Fund’s performance.

Liquidity Risk:  Certain securities may be difficult or impossible to sell at the time and the price that the seller would like. While the markets in securities of small companies have grown rapidly in recent years, such securities may trade less frequently and in smaller volumes than more widely held securities. The values of these securities may fluctuate more sharply than those of other securities, and the Fund may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. There may be less publicly available information about the issuers of these securities or less market interest in such securities than in the case of larger companies, and it may take a longer period of time for the prices of such securities to reflect the full value of their issuers’ underlying earnings potential or assets.

Mutual Fund and ETF Trading Risk: The Fund may invest in other mutual funds that are either open-end or closed-end investment companies as well as Exchange Traded Funds (“ETFs”).  ETFs are investment companies that are bought and sold on a national securities exchange.  Unlike mutual funds, ETFs do not necessarily trade at the net asset values of their underlying securities, which means an ETF could potentially trade above or below the value of the underlying portfolios.  Additionally, because ETFs trade like stocks on exchanges, they are subject to trading and commission costs unlike mutual funds.  Also, both mutual funds and ETFs have management fees that are part of its costs, and the Fund will indirectly bear their proportionate share of the costs.

NOTE 11 – COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

Hood River Small-Cap Growth Fund

EXPENSE EXAMPLE
December 31, 2017 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales charges (loads) and redemption fees, if applicable; and (2) ongoing costs, including management fees; distribution and/or service (12b-1 fees); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from July 1, 2017 to December 31, 2017 for the Investor, Institutional, and Retirement Shares.

Actual Expenses

The information in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.  There are some account fees that are charged to certain types of accounts, such as Individual Retirement Accounts (generally, a $15 fee is charged to the account annually) that would increase the amount of expenses paid on your account.  The example below does not include portfolio trading commissions and related expenses and other extraordinary expenses as determined under generally accepted accounting principles.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  As noted above, there are some account fees that are charged to certain types of accounts that would increase the amount of expense paid on your account.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Hood River Small-Cap Growth Fund

EXPENSE EXAMPLE (Continued)
December 31, 2017 (Unaudited)

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period(1)
	7/1/2017	12/31/2017	7/1/2017 – 12/31/2017
Actual
Investor Shares	$1,000.00	$1,057.50	$6.85
Institutional Shares	$1,000.00	$1,058.30	$5.50
Retirement Shares	$1,000.00	$1,058.60	$5.14

Hypothetical (5% return
before expenses)
Investor Shares	$1,000.00	$1,018.55	$6.72
Institutional Shares	$1,000.00	$1,019.86	$5.40
Retirement Shares	$1,000.00	$1,020.21	$5.04

(1)
Expenses are equal to the Investor, Institutional, and Retirement Shares’ annualized expense ratios of 1.32%, 1.06%, and 0.99%, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the period).

Hood River Small-Cap Growth Fund

NOTICE TO SHAREHOLDERS
at December 31, 2017 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-497-2960 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the most recent 12-Month Period Ended June 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available no later than August 31 without charge, upon request, by 1-800-497-2960.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov.  The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Information included in the Fund’s Form N-Q is also available, upon request, by calling 1-800-497-2960.

Householding

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more  accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-800-497-2960 to request individual copies of these documents. Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

Hood River Small-Cap Growth Fund

PRIVACY NOTICE

FACTS	WHAT DOES THE HOOD RIVER SMALL-CAP GROWTH FUND (“THE FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service you have with us. This information can include:
• Social Security number
• account balances
• account transactions
• transaction history
• wire transfer instructions
• checking account information
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

	Does the	Can you limit
Reasons we can share your personal information	Fund share?	this sharing?
For our everyday business purposes – such as to process your	Yes	No
transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.
For our marketing purposes –	Yes	No
to offer our products and services to you
For joint marketing with other financial companies	No	We do not share
For our affiliates’ everyday business purposes –	Yes	No
information about your transactions and experiences
For our affiliates’ everyday business purposes –	No	We do not share
information about your creditworthiness
For our affiliates to market to you – The Fund may share	Yes	Yes
information with our affiliates about shareholders or shareholder accounts in order to make shareholders aware of services and products which the Fund thinks may be of interest or value to them
For nonaffiliates to market to you	No	We do not share
To Limit the	To limit our sharing, please notify us in the following way:
Fund’s Sharing	• Contact the Fund by calling our toll-free phone number 1-800-497-2960.

Your choice to limit the personal information the Fund shares with its affiliates will apply until you request a change.  If you are a new customer, we can begin sharing your information with our affiliates for marketing purposes 30 days from the date we sent this notice.  When you are no longer a customer, we continue to share your information as described in this notice.

Questions?	If you have any questions or concerns regarding this notice or the Fund’s privacy policies, please contact us at 800-497-2960.

Hood River Small-Cap Growth Fund

PRIVACY NOTICE (Continued)

State Disclosures – In addition to the rights described below and in this notice, you may have other rights under state laws.  We will comply with the applicable state laws with respect to our information practices.

California and Vermont have other protections under state law.  If your primary mailing address is in California or Vermont, we will not share your financial information that we collect except as permitted by law, including, for example, with your consent or to service your account.  We will also not use your information for joint marketing purposes.  We do not share customer information with third parties except as permitted by law.

Who we are
Who is providing	The Fund is an open-end management investment company registered under the
this notice?	Investment Company Act of 1940.
What we do
How does the Fund	To protect your personal information from unauthorized access and use, we use
protect my personal	security measures that comply with federal law. These measures include computer
information?	safeguards and secured files and buildings.
How does the Fund	We collect your personal information, for example, when you
collect my personal	• open an account
information?	• provide account information
• give us your contact information
• make a wire transfer
• tell us where to send the money
We collect your personal information from others, such as credit bureaus, affiliates or other companies.
Why can’t I limit	Federal law gives you the right to limit only
all sharing?	• sharing for affiliates’ everyday business purposes – information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.
Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
• The Fund’s affiliates are Hood River Capital Management LLC, investment advisor to the Hood River Small-Cap Growth Fund.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
• The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• The Fund does not jointly market.

(This Page Intentionally Left Blank.)

Investment Advisor
Hood River Capital Management LLC
1 SW Columbia Street, Suite 630
Portland, OR  97258

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue, 6th Floor
Milwaukee, WI  53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202
(800) 497-2960

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, WI  53212

Independent Registered Public Accounting Firm
BBD, LLP
1835 Market Street, 3rd floor
Philadelphia, PA  19103

Legal Counsel
Godfrey & Kahn S.C.
833 East Michigan Street, Suite 1800
Milwaukee, WI  53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance.  Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Manager Directed Portfolios

By (Signature and Title)*   /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 3/6/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Douglas J. Neilson
Douglas J. Neilson, President/
Principal Executive Officer

Date 3/6/2018

By (Signature and Title)*   /s/Matthew J. McVoy
Matthew J. McVoy, Treasurer/
Principal Financial Officer

Date 3/6/2018

* Print the name and title of each signing officer under his or her signature.